Finance income and charges (Tables)	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of finance income and charges

	2025 $ million	2024 $ million	2023 $ million
Interest income	203	179	193
Fair value gain on financial instruments	170	100	124
Total interest income(1)	373	279	317
Interest charge on bonds, commercial paper, bank loans and overdrafts	(775)	(665)	(563)
Interest charge on finance leases	(32)	(23)	(19)
Borrowing costs capitalised	46	—	—
Borrowing costs capitalised - exceptional item(2)	58	—	—
Other interest charges	(270)	(396)	(325)
Fair value loss on financial instruments	(172)	(101)	(123)
Total interest charges(1)	(1,145)	(1,185)	(1,030)
Net interest charges	(772)	(906)	(713)
Net finance income in respect of post-employment plans in surplus (note 14)	54	57	71
Monetary gain on hyperinflation in various economies (note 1(f))	39	49	13
Interest income in respect of direct and indirect tax	7	15	8
Change in financial liability — Zacapa (Level 3)	7	—	—
Total other finance income	107	121	92
Net finance charge in respect of post- employment plans in deficit (note 14)	(19)	(20)	(18)
Monetary loss on hyperinflation in various economies (note 1(f))	—	(8)	(3)
Interest charge in respect of direct and indirect tax	(51)	(27)	(29)
Unwinding of discounts	(22)	(23)	(15)
Change in financial liability — Zacapa (Level 3)	—	—	(10)
Other finance charges	(14)	(22)	(16)
Total other finance charges	(106)	(100)	(91)
Net other finance charges	1	21	1
(1)Includes $101 million interest income and $854 million interest charge in respect of financial assets and liabilities that are not measured at fair value through income statement (2024 – $59 million income and $765 million charge; 2023 – $98 million income and $628 million charge).
(2)Cumulative impact of prior years' unrecognised borrowing costs reclassified to qualifying assets.